SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Outstanding stock options and warrants excluded from calculation of diluted net loss per ordinary share	14,913,523	14,085,718	13,758,838
Advertising expense	$ 40,994	$ 21,473	$ 15,914
Severance pay expenses	1,727	1,117	881
Severance pay rate	8.33%
Restricted deposits, weighted average interest rate	0.22%	0.38%
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	17
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	71	41
Income (expenses) related to hedging activity	(102)	485	(239)
Comprehensive income (loss):
Foreign currency translation differences	(296)
Accumulated income on derivative	33
Other comprehensive loss for the period	(263)
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	11,997
Comprehensive income (loss):
Accumulated income on derivative	33
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative assets, fair value	160
Foreign currency derivative liabilities, fair value	474
Foreign currency derivative fair value, net	314	436
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	18,818
Not Designated as Hedging Instrument [Member] | Option Contracts [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	1,400
Certain employees over 50 years of age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	$ 22